Fair value measurement - Private warrant liabilities assumptions (Details) - Black-Scholes Merton model	Sep. 30, 2026 shares $ / shares	Mar. 31, 2026 shares $ / shares
Exercise price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input | $ / shares	11.5	11.5
Share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	1.5	1.5
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.740	0.740
Expected life (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	3.2	3.7
Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.0489	0.0386
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0	0